U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

November 2, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100F Street, N.E.
Washington, D.C. 20549

Re:	Marketocracy Funds (the “Trust”)
File No.: 811-09445 and 333-82833

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, The Master’s 100 SM Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment to the Trust’s registration statement dated October 28, 2015, and filed electronically as Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A on October 28, 2015.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC